SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Remaining performance obligations	$ 9,200
Recognizing Remaining performance obligations in 2022, percentage	15.00%
Increase decrease in customer advances and deferred revenues	$ 400
Customer Advances And Deferred Revenues	4,200	$ 4,600
Increase decrease in unearned amounts	2,100
Amount Of Exchange Rate In Customer Advances And Deferred Revenues	1,600
Amount of recognized revenues from customer advances and deferred revenues	100
Increase decrease in unbilled accounts receivables	400	300
Increase decrease in unbilled accounts receivable billings	100
Unbilled accounts receivable	7	$ 350
Major Israeli And U.S. Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term and restricted deposits	5,418
Other Banks [Member]
Business Acquisition [Line Items]
Cash and cash equivalents, short-term and restricted deposits	$ 6,512